Intangible Assets	6 Months Ended
Jun. 30, 2022
Disclosure Of Intangible Assets Text Block Abstract
INTANGIBLE ASSETS
9.	INTANGIBLE ASSETS

	Development Costs	Uniden License	E-Wave License	Clear RF Patent + Supplier relationship	Total

Cost:
Balance at December 31, 2020	$10,540,477	$116,543	$1,319,184	-	$11,976,204
Additions	2,769,679	-	-	522,637	3,292,316
Foreign Exchange	$5,370	183	2,073	-	7,626
Balance at December 31, 2021	$13,315,526	$116,726	$1,321,257	$522,637	$15,276,146
Additions	1,389,620	-	-	-	1,389,620
Foreign Exchange	-	-	-	-	-
Balance at June 30, 2022	$14,705,146	$116,726	$1,321,257	$522,637	$16,665,766

Accumulated Amortization:
Balance at December 31, 2020	$4,283,382	$97,460	$1,046,244	$0	$5,427,086
Additions	469,789	19,418	278,567	29,189	796,963
Impairment	4,339,366	-	-	399,920	4,739,286
Foreign Exchange	(34,020)	(152)	(3,554)	-	(37,726)
Balance at December 31, 2021	$9,058,517	$116,726	$1,321,257	$429,109	$10,925,609
Additions	222,856	-	-	49,803	272,659
Foreign Exchange	-	-	-	$3,037	$3,037
Balance at June 30, 2022	$9,281,373	$116,726	$1,321,257	$481,949	$11,201,305

Net Book Value:

Balance at December 31, 2021	$4,257,009	$0	$0	$93,528	$4,350,537

Balance at June 30, 2022	$5,423,773	$0	$0	$40,688	$5,464,461

Intangible asset amortization is as follows:

	2022	2021
Six months ended June 30	$272,659	$597,040
Three months ended June 30	$247,659	$331,677

Development Costs

Development costs are internally generated and are capitalized in accordance with the IAS 38, Intangible Assets. On a quarterly basis, the Company assesses capitalized development costs for indicators of impairment or when facts or circumstances suggest the carrying amount may exceed its recoverable amount. The Company’s internal evaluation as of June 30, 2022, did not give indicators of any additional intangible impairments.

The Company engaged a third-party evaluator to determine the recoverable amount of the intangible assets at December 31, 2021. Based on the results of their analysis using the Value In Use (“VIU”) model using a discounted value of 14.2% in 2021, management determined that the recoverable amount was not equal to, or in excess of the carrying amount for a total impairment at December 31, 2021 of $4,739,286 as follows: rugged device impairment of $4,339,366 and $399,920 impairment to a supplier relationship.

During the six months ended June 30, 2022 the Company incurred $263,370 (June 30, 2021-$158,573) in product development costs which did not satisfy the criteria for capitalization and were recorded in profit and loss.

Uniden License

During 2016, the Company acquired a license agreement from Uniden America Corporation (“Uniden”). The agreement provides for the Company to use the trademark “Uniden”, along with associated designs and trade dress to distribute, market and sell its cellular signal booster and accessories during its term. The agreement is until December 31, 2031 and is subject to certain minimum royalties. The license agreement is amortized on a straight-line basis over its five-year term and was fully amortized on December 31, 2021. This license agreement is included in the Contingencies and Commitments Note 15.

Clear RF Patent and Supplier Relationship:

As part of the acquisition of Clear Rf on March 30, 2021, as described in Note 4 above, the Company purchased two patents valued at $122,717 plus a supplier relationship valued at $399,920. These intangible assets were recorded at cost and were initially scheduled to be amortized on a straight-line basis over their estimated useful life of four years with no residual value.

On December 31, 2021, the Company had an independent impairment in value report prepared for the intangibles. Management, based on this report, impaired the full amount of the supplier relationship of $399,920 because of a worldwide component and supply chain shortfall.